Segmental analysis - Schedule of Reconciliation of Underlying Basis to Statutory Results (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	£ 6,478	£ 6,231	£ 6,046
Underlying other income	2,908	2,896	2,830
Net income	9,386	9,127	8,876
Operating expenses	(5,440)	(6,149)	(5,452)
Impairment	(442)	(331)	(100)
Profit before tax	3,504	2,647	3,324
Volatility and other items
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	177	278	300
Underlying other income	(68)	(167)	(208)
Operating lease depreciation	(710)	(646)	(679)
Net income	(601)	(535)	(587)
Operating expenses	658	735	761
Impairment	0	(1)	(1)
Profit before tax	57	199	173
Change in financial assets at fair value through profit or loss	27	(79)	(65)
Charge for the year	40	40	41
Expense of restructuring activities	9	25	15
Expense due to unwinding of discount on provisions	35	55	52
Insurance gross up
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	0	(2)	(8)
Underlying other income	129	134	112
Operating lease depreciation	0	0	0
Net income	129	132	104
Operating expenses	(129)	(132)	(104)
Impairment	0	0	0
Profit before tax	0	0	0
Underlying basis
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	6,655	6,507	6,338
Underlying other income	2,969	2,863	2,734
Operating lease depreciation	(710)	(646)	(679)
Net income	8,914	8,724	8,393
Operating expenses	(4,911)	(5,546)	(4,795)
Impairment	(442)	(332)	(101)
Profit before tax	£ 3,561	£ 2,846	£ 3,497